Organization and Principal Activities	12 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities
1 ORGANIZATION AND PRINCIPAL ACTIVITIES

(a)	Principle activities
MOGU Inc. (formerly known as Meili Inc.) (the “Company”) was incorporated as an exempted company registered under the Companies Law of the Cayman Islands on June 9, 2011 with limited liability.
In June 2011, Meili Group Limited, formerly known as MOGU (HK) Limited, was established by the Company in Hong Kong. In November 2011, Meili Group Limited established a wholly-owned PRC subsidiary, Hangzhou Shiqu Information and Technology Co., Ltd. (“Hangzhou Shiqu”). In the same month, the Company obtained control over Hangzhou Juangua Network Co., Ltd. (“Hangzhou Juangua”) through Hangzhou Shiqu by entering into a series of contractual agreements with Hangzhou Juangua and its shareholders. The Company obtained effective control of Aimei Tech Holdings Limited (“Aimei”) and Meiliworks Limited (“Meiliworks”) through a series of transactions in January and February 2016, respectively. The Company obtained effective control of Hangzhou Ruisha Technology Co., Ltd. (“Ruisha Technology”) through a business acquisition transaction in July 2021 (Note 3).
The Company, through its subsidiaries, consolidated variable interest entities (“VIEs”) and VIE’s subsidiaries (collectively, the “Group”), operates online platform that primarily offers to its users a wide selection of fashion apparel and other products provided by third party merchants in the People’s Republic of China (“PRC”) through mobile apps, including flagship
Mogujie
app, mini-programs on Weixin, Weixin pay and QQ Wallet entryways, and
Mogu.com,
Mogujie.com
and
Meilishuo.com
websites. The Group also provides online marketing, commission, financing, technology and other relevant services to merchants and users as well as technology services to brands owners.
The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries, consolidated VIEs and VIE’s subsidiaries.
As of March 31, 2022, the Company’s major subsidiaries, consolidated VIEs and VIE’s subsidiaries are as follows:

	Equity interest held	Place and date of incorporation
Subsidiaries:
Meili Group Limited	100%	Hong Kong, China June 23, 2011
Hangzhou Shiqu	100%	Hangzhou, China November 16, 2011
Meilishuo (Beijing) Network Technology Co., Ltd.	100%	Beijing, China November 23, 2010

		Place and date of incorporation
Consolidated VIEs :
Hangzhou Juangua		Hangzhou, China April 13, 2010
Beijing Meilishikong Network and Technology Co., Ltd.		Beijing, China July 6, 2010

(b)	Consolidated variable interest entities
In order to comply with PRC regulatory requirements restricting foreign ownership of internet information services under value-added telecommunications services and certain other businesses in China, the Group operates an online platform that provides internet information services and engages in other foreign-ownership-restricted businesses through certain PRC domestic companies, whose equity interests are held by certain management members of the Group (“Nominee Shareholders”). The Group obtained control over these PRC domestic companies by entering into a series of contractual agreements with these PRC domestic companies and their respective Nominee Shareholders (“Contractual Agreements”). These Contractual Agreements cannot be terminated by the Nominee Shareholders or the PRC domestic companies. As a result, the Group maintains the ability to control these PRC domestic companies and is entitled to substantially all of the economic benefits from these PRC domestic companies and is obligated to absorb expected losses of these PRC domestic companies. Management concluded that these PRC domestic companies are consolidated VIEs of the Group, of which the Company is the ultimate primary beneficiary. As such, the Group consolidated the financial results of these PRC domestic companies and their subsidiaries. Refer to Note 2(b) to the consolidated financial statements for the principles of consolidation.
The principal terms of the agreements entered into amongst the consolidated VIEs, their respective shareholders and the Group’s subsidiaries are further described below.
Loan Agreements
Pursuant to the relevant loan agreements, the Group’s relevant PRC subsidiaries made loans to the Nominee Shareholders for the sole purpose of making capital contributions to the consolidated VIEs by the Nominee Shareholders. The Nominee Shareholders can only repay the loans by the sale of all their equity interests in the consolidated VIEs to the Group’s relevant PRC subsidiaries or their designated person pursuant to the exclusive option agreements, and, to the extent permitted under PRC law, pay all of the proceeds from sale of such equity interests to the Group’s relevant PRC subsidiaries. In the event that the Nominee Shareholders sells their equity interests in the consolidated VIEs to the Group’s relevant PRC subsidiaries or their designated person at a price equal to or less than the principal amount of the loans, the loans will be interest free. If the price is higher than the principal amount of the loans, the excess amount will be deemed as interest on the loans paid to the Group’s relevant PRC subsidiaries. The term of the loan agreements are 20 years from the date of the loan agreements, which may be extended upon mutual agreement.
On July 18, 2018, Hangzhou Shiqu and each of Mr. Qi Chen, Mr. Yibo Wei and Mr. Xuqiang Yue, each a shareholder of Hangzhou Juangua, entered into an amended and restated loan agreement in the principal amount of RMB5,867, RMB2,362 and RMB1,771, respectively, which contained terms substantially similar to the loan agreements described above.
Exclusive Consultation and Service Agreements
Pursuant to the exclusive consultation and service agreements, the Group’s relevant PRC subsidiaries have the exclusive right to provide the consolidated VIEs with technical and consulting services. Without the Group’s relevant PRC subsidiaries’ prior written consent, the consolidated VIEs may not accept any services subject to these agreements from any third party. The consolidated VIEs agree to pay the Group’s relevant PRC subsidiaries a quarterly service fee at an amount that is equal to the consolidated VIEs’ revenue for the relevant quarter after deducting any applicable taxes, cost of revenues and retained earnings (which should be zero unless the Group’s relevant PRC subsidiaries otherwise agrees in writing) or an amount adjusted at the Group’s relevant PRC subsidiaries’ sole discretion for the relevant quarter, which should be paid within 10 business days after the consolidated VIEs confirms in writing the amount and breakdown of the service fee for the relevant quarter. The Group’s relevant PRC subsidiaries have the exclusive ownership of all the intellectual property rights created as a result of the performance of the agreements. To guarantee the consolidated VIEs’ performance of their obligations under the agreements, the Nominee Shareholders of the consolidated VIEs have pledged their entire equity interests in the consolidated VIEs to the Group’s relevant PRC subsidiaries pursuant to the equity interest pledge agreements. The agreements have a term of 10 years, which will be automatically renewed upon expiration, unless they are otherwise terminated in accordance with the provisions of the agreements.

Exclusive Purchase Option Agreements
Pursuant to the exclusive option agreements, each of the Nominee Shareholders of the consolidated VIEs has irrevocably granted the Group’s relevant PRC subsidiaries exclusive option
s
 to purchase all or part of their equity interests in the consolidated VIEs. The Group’s relevant PRC subsidiaries or their designated person may exercise such option at the lowest price permitted under applicable PRC law. The Nominee Shareholders of the consolidated VIEs covenant that, without the Group’s relevant PRC subsidiaries’ prior written consent, they will not, among other things, (i) create any pledge or encumbrance on their equity interests in the consolidated VIEs; (ii) transfer or otherwise dispose of their equity interests in the consolidated VIEs; (iii) change the consolidated VIEs’ registered capital; (iv) amend the consolidated VIEs’ articles of association in any material respect; (v) dispose of or cause the consolidated VIEs’ management to dispose of the consolidated VIEs’ material assets (except in the ordinary course of business); (vi) cause the consolidated VIEs to enter into transactions that are likely to have a material impact on its assets, liabilities, operations, shareholding structure or equity ownership in other entities; (vii) change the consolidated VIEs’ directors and supervisors; (viii) declare or distribute dividends; (ix) terminate, liquidate or dissolve the consolidated VIEs; or (x) allow the consolidated VIEs to extend or borrow loans, provide any form of guarantee, or assume any material obligations except in the ordinary course of business. In addition, the consolidated VIEs covenant that, without the Group’s relevant PRC subsidiaries’ prior written consents, they will not, among other things, create or assist or allow their Nominee Shareholders to create, any pledge or encumbrance on their assets and equity interests, or transfer or otherwise dispose of their assets (except in the ordinary course of business). The exclusive option agreements will remain effective until the entire equity interests in the consolidated VIEs have been transferred to the Group’s relevant PRC subsidiaries or their designated person.
Shareholder Voting Proxy Agreements and Powers of Attorney
Pursuant to the shareholder voting proxy agreements, each of the Nominee Shareholders of the consolidated VIEs has executed a power of attorney, to irrevocably authorize an individual, as designated by the Group’s relevant PRC subsidiaries, to act as his attorney-in-fact
to exercise all of his rights as a shareholder of the consolidated VIEs, including, but not limited to the right to convene and attend shareholders’ meetings, vote on any resolution that requires a shareholder vote, such as the appointment and removal of directors, supervisors and officers, as well as the sale, transfer and disposal of all or part of the equity interests owned by such shareholder. The powers of attorney will remain effective until the shareholder voting proxy agreements are terminated in accordance with the provisions of the agreements.
Equity Interest Pledge Agreements
Pursuant to the equity interest pledge agreements, the Nominee Shareholders of the consolidated VIEs have pledged 100% equity interests in the consolidated VIEs to the Group’s relevant PRC subsidiaries to guarantee performance by the Nominee Shareholders of their obligations under the exclusive option agreements, the shareholder voting proxy agreement, as well as the performance by the consolidated VIEs of their obligations under the exclusive option agreements and the exclusive consultation and service agreements. All of the equity interest pledge agreements shall remain valid until the full performance of such guaranteed contractual obligations. In the event of a breach by the consolidated VIEs or any of their Nominee Shareholders of contractual obligations under the exclusive option agreements, the shareholder voting proxy agreements, the exclusive consultation and service agreements and the equity interest pledge agreements, as the case may be, the Group’s relevant PRC subsidiaries, as pledgee, will have the right to dispose of the pledged equity interests in the consolidated VIEs and will have priority in receiving the proceeds from such disposal. The Nominee Shareholders of the consolidated VIEs also covenant that, without the prior written consent of the Group’s relevant PRC subsidiaries, they will not dispose of, create or allow any encumbrance on the pledged equity interests. The consolidated VIEs covenant that, without the prior written consent of the Group’s relevant PRC subsidiaries, it will not assist or allow any encumbrance to be created on the pledged equity interests.

(c)	Risks in relation to the VIE structure
The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents and restricted cash of the consolidated VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements with intercompany transactions eliminated:

	As of March 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	163,376	213,094
Restricted cash	808	809
Short-term investments	60,000	—
Inventories, net	104	64
Loan receivables, net	99,965	26,788
Prepayments and other current assets	57,385	34,137
Amounts due from non-VIE subsidiaries of the Company (1)	312,410	76,920
Amounts due from related parties	5	—
Property, equipment and software, net	1,901	1,238
Intangible assets, net	59,910	43,104
Goodwill	928	63,460
Investments	42,101	34,331
Other non-current assets	160,675	212,613

Total assets	959,568	706,558

	As of March 31,
	2021	2022
	RMB	RMB
Amounts due to non-VIE subsidiaries of the Company (2)	1,381,497	1,405,464
Accounts payable	721	552
Salaries and welfare payable	579	4,464
Advances from customers	77	89
Taxes payable	694	1,656
Amounts due to related parties	1,329	1,331
Accruals and other current liabilities	258,077	217,527
Deferred tax liabilities	16,118	10,704

Total liabilities	1,659,092	1,641,787

Total shareholders’ deficit	(699,524)	(935,229)

Note 1: The amount due from non-VIE subsidiaries of the Company as of March 31, 2021 and 2022 mainly represented the receivables of VIEs due from the Company’s wholly-owned subsidiaries for treasury management purpose and service charge.
Note 2: The amount due to non-VIE subsidiaries of the Company as of March 31, 2021 and 2022 mainly represented the payables resulting from technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements.

	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Third-party revenues	94,829	85,012	69,793
Inter-company revenues	42,749	25,679	31,816
Third-party costs and expenses	(120,913)	(95,454)	(187,958)
Inter-company costs and expenses (3)	(28,733)	(32,490)	(15,779)
Third-party other operating income	1,793	5,983	2,415
Inter-company other operating income/(loss)	6,915	—	(197,698)
(Expense)/income from non-operations	(2,076)	8,197	12,750

Loss before income tax benefit	(5,436)	(3,073)	(284,661)
Add: Income tax benefit	1,343	4,794	14,689

Net (loss)/profit	(4,093)	1,721	(269,972)

	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Inter-company payment for service charge	—	(39,859)	(40,409)
Other operating activities with non-VIE subsidiaries (4)	196,796	68,317	131,050
Operating activities with external parties	(10,085)	(3,132)	(69,065)
Net cash provided by operating activities	186,711	25,326	21,576
Net cash (used in)/provided by investing activities	(38,652)	(202,312)	28,143
Net cash provided by financing activities	960	—	—
Net increase/(decrease) in cash and cash equivalents and restricted cash	149,019	(176,986)	49,719
Note 3: Inter-company costs and expenses are technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive Loss.
Note 4: Other operating activities with non-VIE subsidiaries included cash receipts for treasury management purpose and service fees charged by the VIEs to the Group’s non-VIE subsidiaries.
Under
the Contractual Agreements with the consolidated VIEs, the Company has the power to direct activities of the consolidated VIEs and VIEs’ subsidiaries through the Group’s relevant PRC subsidiaries, and can direct assets transferred out of the consolidated VIEs and VIEs’ subsidiaries. Therefore, the Company considers that there is no asset of the consolidated VIEs that can only be used to settle obligations of the respective consolidated VIEs, except for the registered capital and reserve funds of the consolidated VIEs which
totals RMB
15,178 as of March 31, 2021 and 2022. Since the consolidated VIEs and VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Law, creditors of the consolidated VIEs and VIEs’ subsidiaries do not have recourse to the general credit of the Company.
The Group believes that the Group’s relevant PRC subsidiaries’ Contractual Arrangements with the consolidated VIEs and the Nominee Shareholders are in compliance with PRC laws and regulations, as applicable, and are legally binding and enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. Accordingly, the Company cannot be assured that the PRC government authorities will not ultimately take a view that is contrary to the Company’s belief and the opinion of its PRC legal counsel.
The Nominee Shareholders of the consolidated VIEs also own the majority of the voting shares of the Company. The enforceability, and therefore the benefits of the Contractual Agreements between the Company’s PRC subsidiaries and the consolidated VIEs depends on those individuals enforcing the contracts. There is a risk that the benefits of ownership between the Company and the consolidated VIEs may not be aligned in the future and they may fail to perform their contractual obligations. There would be a significant negative impact to the Company if these contracts were not enforced.
The Group’s operations depend on the consolidated VIEs to honor their Contractual Agreements with the Group and the Company’s ability to control the consolidated VIEs also depends on the authorization by the Nominee Shareholders of the consolidated VIEs to exercise voting rights on all matters requiring shareholder approval in the consolidated VIEs. The Company believes that the agreements on authorization to exercise shareholder’s voting power are enforceable against each party thereto in accordance with their terms and applicable PRC laws or regulations currently in effect and the possibility that it will no longer be able to control and consolidate the consolidated VIEs as a result of the aforementioned risks and uncertainties is considered to be remote.